UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabe Hoffman
Address: c/o Accipiter Capital Management, LLC
         666 5th Avenue, 35th Floor
         New York, New York 10103


Form 13F File Number: 28-11738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

EXPLANATORY NOTE: In connection with the filing of this Schedule 13F-NT for the quarter ended September 30, 2012, Gabe Hoffman is relying on Release No. 68224 issued by the Securities and Exchange Commission (the "SEC"), titled "Order Under Section 17A and Section 36 of the Securities Exchange Act of 1934 Granting Exemptions from Specified Provisions of the Exchange Act and Certain Rules Thereunder," which provides that filings by registrants unable to meeting filing deadlines due to Hurricane Sandy and its aftermath shall be considered timely so long as the filing is made on or before November 21, 2012, and the conditions contained therein are satisfied. Gabe Hoffman is the managing member of Accipiter Capital Management, LLC ("Accipiter"). Accipiter's headquarters, attorneys and other advisors are located in the greater New York area, and were adversely impacted by the lack of communications, transportation, electricity and facilities, and accordingly Mr. Hoffman was unable to file this Report by November 14, 2012 due to disruptions caused by Hurricane Sandy.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gabe Hoffman
Title: Managing Member of Accipiter Capital Management, LLC
Phone: 212-705-8700

Signature, Place, and Date of Signing:

       /s/ Gabe Hoffman, North Palm Beach, FL, November 21, 2012

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name

        28-10741                Accipiter Capital Management, LLC